Share-Based Payments - Performance Related Incentive Plan For Disruptive Growth Function - Additional Information (Detail) - Performance Share Unit [member] Unit_pure in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement vesting requirements	These units vest after 5 years provided that a performance test is met.
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	3.8	2.7